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                                                  10 State House Square, SH11
                                                  Hartford, CT  06103-3602


                                                  ELLEN VALVO
                                                  Paralegal
                                                  Aeltus Legal
May 1, 2001                                       (860) 275-2166
                                                  Fax:  (860) 275-2158


U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Attention: Filing Desk

Re:    AETNA VARIABLE FUND
       FILE NOS. 2-51739 AND 811-2514
       RULE 497(j) FILING

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), this is to certify that the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 58 of Aetna Variable Fund (the "Fund") that would be filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 58 to the Fund's Registration Statement on Form N-1A.

If you have any questions regarding this submission, please contact the undersigned at (860) 275-2166.

Sincerely,

/s/ Ellen Valvo

Ellen Valvo